Redeemable Noncontrolling Interests in Operating Partnership (Narrative) (Details) - USD ($) $ in Thousands		1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 26, 2019	Mar. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Redeemable Noncontrolling Interest [Line Items]
Common unit limited partnership interest redemption for common stock (in shares)			1	1
Awards outstanding (in shares)		50,000
Hilton Santa Cruz/Scotts Valley
Redeemable Noncontrolling Interest [Line Items]
Issuance of units for hotel acquisition (in shares)	147,000
Partnership Interest
Redeemable Noncontrolling Interest [Line Items]
Units converted to common shares (in shares)				0	0	2,000
Common Units | Partnership Interest
Redeemable Noncontrolling Interest [Line Items]
Units converted to common shares (in shares)				0	0	2,000
LTIP units
Redeemable Noncontrolling Interest [Line Items]
Vesting period		3 years
Common partnership unit per converted Long-Term Incentive Plan unit (in shares)			1	1
Unamortized cost of unvested shares				$ 2,700
Period of unamortized cost with be expensed				2 years 2 months 12 days
Period of recognition for unamortized shares				1 year 3 months 18 days
LTIP units | Common Units
Redeemable Noncontrolling Interest [Line Items]
Fair value						$ 161
LTIP units | Minimum
Redeemable Noncontrolling Interest [Line Items]
Vesting period			3 years	3 years
LTIP units | Maximum
Redeemable Noncontrolling Interest [Line Items]
Vesting period			5 years	5 years
Performance Long Term Incentive Plan Units
Redeemable Noncontrolling Interest [Line Items]
Vesting period		3 years
Awards outstanding (in shares)			130,000	1,880,000
Units canceled/forfeited (in shares)			109,000
Units which have not reached parity (in shares)			50,000	0
Unamortized cost of unvested shares				$ 2,400
Period of unamortized cost with be expensed				2 years
Period of recognition for unamortized shares				8 months 12 days
Performance Long Term Incentive Plan Units | Minimum
Redeemable Noncontrolling Interest [Line Items]
Performance adjustment range			0.00%	0.00%
Performance Long Term Incentive Plan Units | Maximum
Redeemable Noncontrolling Interest [Line Items]
Performance adjustment range			200.00%	200.00%
Units canceled/forfeited (in shares)					74,000
Long Term Incentive Plan Units
Redeemable Noncontrolling Interest [Line Items]
Shares issued (in shares)			1,200,000	1,200,000
Units which have not reached parity (in shares)			171,000	77,000